INVESTMENTS - Schedule of Activities Involving the Company’s Digital Assets Held as Collateral and Held For Sale (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Crypto Asset [Roll Forward]
Balance at Beginning Balance	$ 23,127,000	$ 5,865,000	$ 5,865,000
Impairment of digital assets	0	5,851,000	5,859,000	$ 572,000
Balance at End of Period	25,169,000		23,127,000	5,865,000
Held as Collateral
Crypto Asset [Roll Forward]
Balance at Beginning Balance	64,439,000	0	0	2,025,000
Purchases	0	0	0	0
Sales	0	0	0
Collateral received	55,946,000	35,941,000	72,512,000
Collateral returned	(44,597,000)	(3,057,000)	(8,073,000)	(2,025,000)
Gains	0	0	0	0
Distributions from Fund I	0	0	0
Change in fair value	9,228,000	0	0	0
Impairment of digital assets		0	0	0
Balance at End of Period	85,016,000	32,884,000	64,439,000	0
Held for Sale
Crypto Asset [Roll Forward]
Balance at Beginning Balance	23,127,000	5,865,000	5,865,000	931,000
Purchases	9,938,000	25,777,000	26,785,000	817,000
Sales	(12,634,000)	(10,842,000)	(16,092,000)
Collateral received	0	0	0
Collateral returned	0	0	0	0
Gains	6,052,000	1,176,000	2,471,000	4,474,000
Distributions from Fund I	1,759,000	240,000	547,000
Change in fair value	(3,073,000)	5,889,000	7,910,000	215,000
Impairment of digital assets		(5,851,000)	(5,859,000)	(572,000)
Balance at End of Period	$ 25,169,000	$ 22,254,000	$ 23,127,000	$ 5,865,000